NATURE OF BUSINESS (Tables)	12 Months Ended
Dec. 31, 2018
NATURE OF BUSINESS [Abstract]
Current Fleet
As of December 31, 2018, the Company owned and operated Platform Supply Vessels (“PSV”) in the North Sea.  This fleet consisted of:

Vessel Name	Yard	Year Built	Delivered to NAO
NAO Fighter	Ulstein	2012	January 2014
NAO Prosper	Ulstein	2012	January 2014
NAO Power	Ulstein	2013	January 2014
NAO Thunder	Ulstein	2013	December 2013
NAO Guardian	Ulstein	2013	December 2013
NAO Protector	Ulstein	2013	December 2013
NAO Storm	Ulstein	2015	January 2015
NAO Viking	Ulstein	2015	January 2015
NAO Horizon	Vard	2016	April 2016
NAO Galaxy	Vard	2016	June 2016